Significant Accounting Policies - Summary of Finite Lived Intangible Assets Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Copyrights [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Copyrights [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Software [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Software [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Trademark And Others [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Trademark And Others [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years